Taxes (Details 5) $ in Millions	Jun. 30, 2024 USD ($)
Taxes
Enrollment to the program	$ 3,571
Use of judicial deposits	(1,197)
Use of tax credits	(233)
Down payment	(642)
Balance at June 30, 2024	$ 1,499